Shareholders’ Equity (Tables)	6 Months Ended
Dec. 31, 2023
Shareholders’ equity [Abstract]
Schedule of Restricted Stock Grants	Following is a summary of the restricted stock grants:
Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2022	4,646	$7.20	$-
Forfeited	(2,396)	$5.20	-
Granted	60,500	$2.04	-
Vested	(28,833)	$3.00	-
Unvested as of June 30, 2023	33,917	$1.69	$-
Forfeited	-	$-	-
Granted	5,000	$1.28	-
Vested	(29,000)	$1.67	-
Unvested as of December 31, 2022 (Unaudited)	9,917	$1.55	$-

Schedule of Warrant Activity	The summary of warrant activity is as follows:
	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2022	1,853,170	$35.20	3.00
Granted	1,793,125	$3.20	4.95
Forfeited	-	$-	-
Exercised	(421,312)	$1.21
June 30, 2023	3,224,983	$16.75	3.30
Granted	-	$-	-
Forfeited	-	$-	-
Exercised	-	$-	-
December 31, 2022 (Unaudited)	3,224,983	$16.75	2.8